Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not yet have a formal policy that requires the Company to grant, or avoid granting, stock options, stock appreciation rights, or similar option-like instruments to our named executive officers or other employees at certain times. We granted option awards to our executive officers and other employees in connection with our IPO and since our IPO, we have only granted stock options in connection with new hires, the timing of which has been tied to the event giving rise to the award. As a result, in all cases since our IPO, the timing of stock option grants has occurred independent of the release of any material nonpublic information, and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation. We anticipate that in the event our Compensation Committee determines to make annual or other broad-based grants of stock options, stock appreciation rights, or similar option-like instruments in the future it will consider whether to adopt such a policy at such time.
During 2024, we did not grant any stock options, stock appreciation rights, or similar option-like instruments to executive officers during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Method
During 2024, we did not grant any stock options, stock appreciation rights, or similar option-like instruments to executive officers during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	As a result, in all cases since our IPO, the timing of stock option grants has occurred independent of the release of any material nonpublic information, and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation. We anticipate that in the event our Compensation Committee determines to make annual or other broad-based grants of stock options, stock appreciation rights, or similar option-like instruments in the future it will consider whether to adopt such a policy at such time.
MNPI Disclosure Timed for Compensation Value	false